Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

October 26, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
    File Nos. 333-227298, 811-23377

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 11, 2020, and filed electronically as Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N‑1A on October 9, 2020.

If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust